                JOHN HANCOCK FUNDS II

                Lifestyle Portfolios

                PROSPECTUS -- CLASS A, CLASS B AND CLASS C
                SHARES                                          10.17.2005

                Lifestyle Aggressive Portfolio
                Lifestyle Growth Portfolio
                Lifestyle Balanced Portfolio
                Lifestyle Moderate Portfolio
                Lifestyle Conservative Portfolio

                (John Hancock logo)

                As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

            CONTENTS
            -------------------------------------------------------------

                                     OVERVIEW
                                     --------------------------------------------------------------------------
                                     THE LIFESTYLE PORTFOLIOS
                                     --------------------------------------------------------------------------
                                     LIFESTYLE AGGRESSIVE PORTFOLIO                                           6
                                     LIFESTYLE GROWTH PORTFOLIO                                               8
                                     LIFESTYLE BALANCED PORTFOLIO                                            10
                                     LIFESTYLE MODERATE PORTFOLIO                                            12
                                     LIFESTYLE CONSERVATIVE PORTFOLIO                                        14
                                     YOUR ACCOUNT
                                     --------------------------------------------------------------------------
                                     CHOOSING A SHARE CLASS                                                  16
                                     HOW SALES CHARGES ARE CALCULATED                                        16
                                     SALES CHARGE REDUCTIONS AND WAIVERS                                     17
                                     OPENING AN ACCOUNT                                                      18
                                     BUYING SHARES                                                           19
                                     SELLING SHARES                                                          20
                                     TRANSACTION POLICIES                                                    22
                                     DIVIDENDS AND ACCOUNT POLICIES                                          24
                                     ADDITIONAL INVESTOR SERVICES                                            25
                                     INFORMATION ABOUT THE UNDERLYING FUNDS
                                     --------------------------------------------------------------------------
                                     RISKS OF INVESTING IN UNDERLYING FUNDS                                  26
                                     DESCRIPTION OF UNDERLYING FUNDS                                         29
                                     FUND DETAILS
                                     --------------------------------------------------------------------------
                                     BUSINESS STRUCTURE                                                      38
                                     FINANCIAL HIGHLIGHTS                                                    39
                                     FOR MORE INFORMATION                                            BACK COVER
                                     --------------------------------------------------------------------------

                  OVERVIEW
                  --------------------------------------------------

                  JOHN HANCOCK FUNDS II LIFESTYLE PORTFOLIOS

                  This prospectus provides information about the five Lifestyle Portfolios which are funds of John Hancock Funds II (sometimes referred to as the "Fund"). Each of the Lifestyle Portfolios is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in funds of John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). The Lifestyle Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the underlying funds.

                  This prospectus relates to the Class A, Class B and Class C shares of the Lifestyle Portfolios.

                  RISKS OF MUTUAL FUNDS

                  Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

                  INVESTMENT MANAGEMENT

                  John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II and each of the Lifestyle Portfolios as well as to John Hancock Funds III. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Lifestyle Portfolios. The Adviser and the subadviser to the Lifestyle Portfolios are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

       -------------------------------------------------------------

       FUND INFORMATION KEY

       Concise descriptions of each of the Lifestyle Portfolios are set forth below. Each description provides the following information:

         (Goals      GOAL AND STRATEGY                                   (Main   MAIN RISKS
           and                                                           risks
          strategy                                                    graphic)   The major risk factors associated
          graphic)   The fund's particular investment                            with the fund.
                     goals and the strategies it
                     intends to use inpursuing those
                     goals.

         (Past       PAST PERFORMANCE                                    (Your   YOUR EXPENSES
         performance                                                  expenses
           graphic)  The fund's total return, measured                graphic)   The overall costs borne by an
                     year-by-year and over time.                                 investor in the fund, including
                                                                                 sales charges and annual expenses.

            THE LIFESTYLE PORTFOLIOS
            ------------------------------------------------------------

                       There are five Lifestyle Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Lifestyle Portfolio is a "fund of funds" which invests in a number of underlying funds.

                       Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Lifestyle Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Lifestyle Portfolio has a target percentage allocation between the two kinds of underlying funds: those that invest primarily in equity securities ("equity funds") and those that invest primarily in fixed-income securities ("fixed-income funds").

                                                                                 TARGET ALLOCATION AMONG UNDERLYING FUNDS:
                   LIFESTYLE                     INVESTMENT                      -----------------------------------------
                   PORTFOLIO                      OBJECTIVE                      EQUITY FUNDS           FIXED-INCOME FUNDS
                   AGGRESSIVE      Long-term growth of capital.                  100%                   --
                                   Current income is not a consideration.

                   GROWTH          Long-term growth of capital. Current          80%                    20%
                                   income is also a consideration.

                   BALANCED        A balance between a high level of             60%                    40%
                                   current income and growth of capital,
                                   with a greater emphasis on growth of
                                   capital.

                   MODERATE        A balance between a high level of             40%                    60%
                                   current income and growth of capital,
                                   with a greater emphasis on income.

                   CONSERVATIVE    A high level of current income with           20%                    80%
                                   some consideration given to growth
                                   of capital.

                  --------------------------------------------------

                  The Lifestyle Portfolios offer a number of share classes which have different expense and distribution or shareholder services arrangements. Each Lifestyle Portfolio, however, invests only in Class NAV shares of the underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

                  Each Lifestyle Portfolio is monitored daily. To maintain target allocations in the underlying funds, daily cash flow for each Lifestyle Portfolio will be directed to its underlying funds that most deviate from target. Quarterly, the subadviser may also rebalance each Lifestyle Portfolio's underlying funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific underlying funds held by a Lifestyle Portfolio. Such adjustments may be made to increase or decrease the Lifestyle Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Portfolio's assets subject to the management of a particular underlying fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

                  The investment performance of each Lifestyle
                  Portfolio will reflect both its subadviser's allocation decisions with respect to underlying funds and the investment decisions made by the of the underlying funds' subadvisers. Each Lifestyle Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

                  UNDERLYING FUNDS

                  For a brief description of each underlying fund and its categorization as an equity or a fixed-income fund, see p. 29.

                  Because the Lifestyle Portfolios invest
                  principally in shares of underlying funds, each is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Lifestyle Portfolios since the underlying funds in which they invest have diverse holdings.

                  SUBADVISER AND CONSULTANT

                  MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Lifestyle Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

                  Deutsche Asset Management, Inc. ("DeAM") provides subadvisory consulting services to MFC Global
                  (U.S.A.) in its management of the Lifestyle
                  Portfolios.

LIFESTYLE AGGRESSIVE PORTFOLIO

(Goal and Strategy graphic)
           GOAL AND STRATEGY

           The fund seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds which invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity funds, the fund may have an equity/fixed-income fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

(Past performance graphic)
        PAST PERFORMANCE

        The fund commenced operations on October 17, 2005. Performance information is not presented.

(Main risks graphic)
           MAIN RISKS

           The fund is subject to the same risks as the underlying funds in which it invests. The fund invests primarily in underlying funds which invest in equity securities, including foreign securities.

- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."


SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS A   Ticker                                                       JALAX
          CUSIP                                                        47803V572
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               96
CLASS B   Ticker                                                       JBLAX
          CUSIP                                                        47803V564
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               196
CLASS C   Ticker                                                       JCLAX
          CUSIP                                                        47803V556
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               596



(Your       YOUR EXPENSES
 expenses   Transaction expenses are charged directly to your account.
 graphic)   Operating expenses are paid from the fund's assets, and
            therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A      CLASS B      CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                          5.00%         none         none
Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                      none        5.00%        1.00%


ANNUAL OPERATING EXPENSES(A)                                    CLASS A      CLASS B      CLASS C
Management fee                                                    0.05%        0.05%        0.05%
Distribution and service (12b-1) fees                             0.30%        1.00%        1.00%
Other expenses                                                    0.49%        0.49%        0.49%
Total fund operating expenses                                     0.84%        1.54%        1.54%
Contractual expense reimbursement (at least until
 11-1-06)(b)                                                      0.18%        0.18%        0.18%
Net fund operating expenses                                       0.66%        1.36%        1.36%
Estimated underlying fund expenses(c)                             0.94%        0.94%        0.94%
Net fund operating expenses and underlying fund expenses          1.60%        2.30%        2.30%

(a) Based on estimated expenses for the current fiscal year.
(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1      YEAR 3      YEAR 5      YEAR 10
Class A                                                    $655       $1,016      $1,400       $2,476
Class B with redemption                                    $733       $1,055      $1,504       $2,630(a)
Class B without redemption                                 $233       $ 755       $1,304       $2,630(a)
Class C with redemption                                    $333       $ 755       $1,304       $2,803
Class C without redemption                                 $233       $ 755       $1,304       $2,803

(a) Reflects conversion of Class B shares to Class A shares after eight years.

LIFESTYLE GROWTH PORTFOLIO

(Goal and Strategy graphic)
           GOAL AND STRATEGY

           The fund seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds which invest primarily in equity securities and approximately 20% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity funds and 20% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

(Past performance graphic)
        PAST PERFORMANCE

        The fund commenced operations on October 17, 2005. Performance information is not presented.

(Main risks graphic)
           MAIN RISKS

           The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Fixed-income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."


SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS A   Ticker                                                       JALGX
          CUSIP                                                        47803V333
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               4
CLASS B   Ticker                                                       JBLGX
          CUSIP                                                        47803V325
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               104
CLASS C   Ticker                                                       JCLGX
          CUSIP                                                        47803V317
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               504



(Your       YOUR EXPENSES
 expenses   Transaction expenses are charged directly to your account.
 graphic)   Operating expenses are paid from the fund's assets, and
            therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A      CLASS B      CLASS C
Maximum front-end sales charge (load) on purchases as a % of
purchase price                                                    5.00%         none         none
Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                      none        5.00%        1.00%


ANNUAL OPERATING EXPENSES(A)                                    CLASS A      CLASS B      CLASS C
Management fee                                                    0.05%        0.05%        0.05%
Distribution and service (12b-1) fees                             0.30%        1.00%        1.00%
Other expenses                                                    0.49%        0.49%        0.49%
Total fund operating expenses                                     0.84%        1.54%        1.54%
Contractual expense reimbursement (at least until
 11-1-06)(b)                                                      0.18%        0.18%        0.18%
Net fund operating expenses                                       0.66%        1.36%        1.36%
Estimated underlying fund expenses(c)                             0.89%        0.89%        0.89%
Net fund operating expenses and underlying fund expenses          1.55%        2.25%        2.25%

(a) Based on estimated expenses for the current fiscal year.
(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1      YEAR 3      YEAR 5      YEAR 10
Class A                                                    $650       $1,001      $1,376       $2,425
Class B with redemption                                    $728       $1,040      $1,479       $2,579(a)
Class B without redemption                                 $228       $ 740       $1,279       $2,579(a)
Class C with redemption                                    $328       $ 740       $1,279       $2,753
Class C without redemption                                 $228       $ 740       $1,279       $2,753

(a) Reflects conversion of Class B shares to Class A shares after eight years.

LIFESTYLE BALANCED PORTFOLIO

(Goal and Strategy graphic)
           GOAL AND STRATEGY

           The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds which invest primarily in equity securities and approximately 40% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity funds and 40% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are gen-erally not permitted, MFC Global (U.S.A.) may determine in light of market or eco-nomic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

(Past performance graphic)
        PAST PERFORMANCE

        The fund commenced operations on October 17, 2005. Performance information is not presented.

(Main risks graphic)
           MAIN RISKS

           The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."


SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS A   Ticker                                                       JALBX
          CUSIP                                                        47803V481
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               7
CLASS B   Ticker                                                       JBLBX
          CUSIP                                                        47803V473
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               107
CLASS C   Ticker                                                       JCLBX
          CUSIP                                                        47803V465
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               507



(Your       YOUR EXPENSES
 expenses   Transaction expenses are charged directly to your account.
 graphic)   Operating expenses are paid from the fund's assets, and
            therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A      CLASS B      CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                          5.00%         none         none
Maximum deferred sales charge (load)
as a %of purchase or sale price, whichever is less                 none        5.00%        1.00%


ANNUAL OPERATING EXPENSES(A)                                    CLASS A      CLASS B      CLASS C
Management fee                                                    0.05%        0.05%        0.05%
Distribution and service (12b-1) fees                             0.30%        1.00%        1.00%
Other expenses                                                    0.49%        0.49%        0.49%
Total fund operating expenses                                     0.84%        1.54%        1.54%
Contractual expense reimbursement (at least until                 0.18%        0.18%        0.18%
 11-1-06)(b)
Net fund operating expenses                                       0.66%        1.36%        1.36%
Estimated underlying fund expenses(c)                             0.84%        0.84%        0.84%
Net fund operating expenses and underlying fund expenses          1.50%        2.20%        2.20%

(a) Based on estimated expenses for the current fiscal year.
(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1      YEAR 3      YEAR 5      YEAR 10
Class A                                                    $645       $ 986       $1,351       $2,373
Class B with redemption                                    $723       $1,025      $1,454       $2,528(a)
Class B without redemption                                 $223       $ 725       $1,254       $2,528(a)
Class C with redemption                                    $323       $ 725       $1,254       $2,703
Class C without redemption                                 $223       $ 725       $1,254       $2,703

(a) Reflects conversion of Class B shares to Class A shares after eight years.

LIFESTYLE MODERATE PORTFOLIO

(Goal and strategy graphic)
           GOAL AND STRATEGY

           The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds which invest primarily in equity securities and approximately 60% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity funds and 60% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 50/50% or 30%/70%. Although variations beyond the 10% range are gen-erally not permitted, MFC Global (U.S.A.) may determine in light of market or eco-nomic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

(Past performance graphic)
        PAST PERFORMANCE

        The fund commenced operations on October 17, 2005. Performance information is not presented.

(Main risks graphic)
           MAIN RISKS

           The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying funds may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.
- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.
- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."


SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS A   Ticker                                                       JALMX
          CUSIP                                                        47803V259
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               97
CLASS B   Ticker                                                       JBLMX
          CUSIP                                                        47803V242
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               197
CLASS C   Ticker                                                       JCLMX
          CUSIP                                                        47803V234
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               597



(Your       YOUR EXPENSES
 expenses   Transaction expenses are charged directly to your account.
 graphic)   Operating expenses are paid from the fund's assets, and
            therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A      CLASS B      CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                          5.00%         none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none        5.00%        1.00%


ANNUAL OPERATING EXPENSES(A)                                    CLASS A      CLASS B      CLASS C
Management fee                                                    0.05%        0.05%        0.05%
Distribution and service (12b-1) fees                             0.30%        1.00%        1.00%
Other expenses                                                    0.49%        0.49%        0.49%
Total fund operating expenses                                     0.84%        1.54%        1.54%
Contractual expense reimbursement (at least until                 0.18%        0.18%        0.18%
 11-1-06)(b)
Net fund operating expenses                                       0.66%        1.36%        1.36%
Estimated underlying fund expenses(c)                             0.80%        0.80%        0.80%
Net fund operating expenses and underlying fund expenses          1.46%        2.16%        2.16%

(a) Based on estimated expenses for the current fiscal year.
(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1      YEAR 3      YEAR 5      YEAR 10
Class A                                                    $641       $ 975       $1,331       $2,332
Class B with redemption                                    $719       $1,013      $1,434       $2,488(a)
Class B without redemption                                 $219       $ 713       $1,234       $2,488(a)
Class C with redemption                                    $319       $ 713       $1,234       $2,662
Class C without redemption                                 $219       $ 713       $1,234       $2,662

(a) Reflects conversion of Class B shares to Class A shares after eight years.

LIFESTYLE CONSERVATIVE PORTFOLIO

(Goal and Strategy graphic)
           GOAL AND STRATEGY

           The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds which invest primarily in equity securities and approximately 80% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity funds and 80% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 30/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

(Past performance graphic)
        PAST PERFORMANCE

        The fund commenced operations on October 17, 2005. Performance information is not presented.

(Main risks graphic)
           MAIN RISKS

           The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.
- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.
- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds -- Risks of Investing in Underlying Funds."


SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS A   Ticker                                                       JALRX
          CUSIP                                                        47803V416
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               98
CLASS B   Ticker                                                       JBLCX
          CUSIP                                                        47803V390
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               198
CLASS C   Ticker                                                       JCLCX
          CUSIP                                                        47803V382
          Newspaper                                                    --
          SEC number                                                   811-21779
          JH fund number                                               598



(Your       YOUR EXPENSES
 expenses   Transaction expenses are charged directly to your account.
 graphic)   Operating expenses are paid from the fund's assets, and
            therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A      CLASS B      CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                          5.00%         none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none        5.00%        1.00%


ANNUAL OPERATING EXPENSES(A)                                    CLASS A      CLASS B      CLASS C
Management fee                                                    0.05%        0.05%        0.05%
Distribution and service (12b-1) fees                             0.30%        1.00%        1.00%
Other expenses                                                    0.49%        0.49%        0.49%
Total fund operating expenses                                     0.84%        1.54%        1.54%
Contractual expense reimbursement (at least until                 0.18%        0.18%        0.18%
 11-1-06)(b)
Net fund operating expenses                                       0.66%        1.36%        1.36%
Estimated underlying fund expenses(c)                             0.76%        0.76%        0.76%
Net fund operating expenses and underlying fund expenses          1.42%        2.12%        2.12%

(a) Based on estimated expenses for the current fiscal year.
(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.
(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1      YEAR 3      YEAR 5      YEAR 10
Class A                                                    $637       $ 963       $1,311       $2,291
Class B with redemption                                    $715       $1,001      $1,414       $2,446(a)
Class B without redemption                                 $215       $ 701       $1,214       $2,446(a)
Class C with redemption                                    $315       $ 701       $1,214       $2,622
Class C without redemption                                 $215       $ 701       $1,214       $2,622

(a) Reflects conversion of Class B shares to Class A shares after eight years.

YOUR ACCOUNT

---------------------------------------------------------------

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

 CLASS A

- A front-end sales charge, as described at right.

- Distribution and service (12b-1) fees of 0.30%.

 CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A contingent deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

 CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

INVESTORS PURCHASING $1 MILLION OR MORE OF CLASS B OR CLASS C SHARES MAY WANT TO CONSIDER THE LOWER OPERATING EXPENSES OF CLASS A SHARES.

12B-1 FEES Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers ("NASD").

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information ("SAI").

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.
---------------------------------------------------------------

HOW SALES CHARGES ARE CALCULATED

CLASS A Sales charges are as follows:

 CLASS A SALES CHARGES

                              AS A % OF         AS A % OF YOUR
YOUR INVESTMENT            OFFERING PRICE*        INVESTMENT
Up to $49,999                        5.00%               5.26%
$50,000 - $99,999                    4.50%               4.71%
$100,000 - $249,999                  3.50%               3.63%
$250,000 - $499,999                  2.50%               2.56%
$500,000 - $999,999                  2.00%               2.04%
$1,000,000 and over                     0%**

 * Offering price is the net asset value per share plus any initial sales charge.
** For Class A purchases of $1 million or more, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% paid quarterly in arrears.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class R or Class I shares of any John Hancock funds. TO RECEIVE THE REDUCED SALES CHARGE, YOU MUST TELL YOUR BROKER OR FINANCIAL ADVISER AT THE TIME YOU PURCHASE A FUND'S CLASS A SHARES ABOUT ANY OTHER JOHN HANCOCK RETAIL FUNDS HELD BY YOU, YOUR SPOUSE OR YOUR CHILDREN UNDER THE AGE OF 21 LIVING IN THE SAME HOUSEHOLD. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Fund's Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the Fund's SAI. You may request a Statement of Additional Information from your broker or financial adviser, access the Fund's Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. ("Signature Services") at 1-800-225-5291.

 16 YOUR ACCOUNT

CLASS B AND C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

 CLASS B DEFERRED CHARGES

                                       CDSC ON SHARES
YEARS AFTER PURCHASE                     BEING SOLD
1st year                                        5.00%
2nd year                                        4.00%
3rd or 4th year                                 3.00%
5th year                                        2.00%
6th year                                        1.00%
After 6th year                                   none

 CLASS C DEFERRED CHARGES

YEARS AFTER PURCHASE                             CDSC
1st year                                         1.00%
After 1st year                                    none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

---------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any Class A, Class B, Class C or Class I shares of any John Hancock fund you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

- Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all Class A, Class B, Class C and Class I shares of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

- Combination Privilege -- lets you combine Class A, Class B,, Class C and Class I shares of all funds for purposes of calculating the Class A sales charge.

TO UTILIZE ANY REDUCTION YOU MUST: COMPLETE THE APPROPRIATE SECTION OF YOUR APPLICATION, OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

GROUP INVESTMENT PROGRAM A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

TO UTILIZE THIS PROGRAM YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES TO FIND OUT HOW TO QUALIFY. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make payments through certain systematic withdrawal plans

- certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

- redemptions pursuant to a fund's right to liquidate an account less than
  $1,000

- to make certain distributions from a retirement plan

- because of shareholder death or disability

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

TO UTILIZE THIS PRIVILEGE YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES.

                                                                YOUR ACCOUNT  17

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

- selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

- financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

- fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

- individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

- individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

- participants in certain retirement plans with at least 100 eligible employees

- participants in certain 529 plans that have a signed agreement with John Hancock Funds LLC

- certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

OTHER WAIVERS Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

- exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

- dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)
---------------------------------------------------------------

OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the Lifestyle Portfolios are as follows:

- non-retirement account: $1,000

- retirement account: $500

- group investments: $250

- Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

- there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor.

3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the instructions on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

 18 YOUR ACCOUNT

 BUYING SHARES

                                   OPENING AN ACCOUNT                                          ADDING TO AN ACCOUNT
BY CHECK
(check            - Make out a check for the investment amount payable         - Make out a check for the investment amount payable
  graphic)        to "John Hancock Signature Services, Inc."                   to "John Hancock Signature Services, Inc."
                  - Deliver the check and your completed application           - If your account statement has a detachable
                  to your financial representative, or mail them to            investment slip, please complete in its entirety. If
                    Signature Services (address below).                          no slip is available, include a note specifying
                                                                                 the fund name(s), your share class, your account
                                                                                 number and the name(s) in which the account is
                                                                                 registered.
                                                                               - Deliver the check and investment slip or note to
                                                                               your financial representative, or mail them to
                                                                                 Signature Services (address below).

BY EXCHANGE
(exchange         - Call your financial representative or Signature            - Log on to www.jhfunds.com to process exchanges
  graphic)        Services to request an exchange.                               between funds.
                                                                               - Call EASI-Line for automated service 24 hours a
                                                                               day using your touch-tone phone at 1-800-338-8080.
                                                                               - Call your financial representative or Signature
                                                                               Services to request an exchange.

BY WIRE
(wire graphic)    Deliver your completed application to your financial         - Obtain wiring instructions by calling Signature
                  representative or mail it to Signature Services.             Services. Instruct your bank to wire the amount of
                                                                                 your investment.
                  - Obtain wiring instructions by calling Signature
                  Services. Instruct your bank to wire the amount of           - Specify the fund name(s), your share class, your
                    your investment.                                           account number and the name(s) in which the account
                                                                                 is registered. Your bank may charge a fee to wire
                  - Specify the fund name(s), your share class, your             funds.
                  account number and the name(s) in which the account
                    is registered. Your bank may charge a fee to wire
                    funds.

BY INTERNET
(internet         See "By exchange" and "By wire."                             >Verify that your bank or credit union is a member
  graphic)                                                                     of the Automated Clearing House (ACH) system.
                                                                               - Complete the "To Purchase, Exchange or Redeem
                                                                               Shares via Telephone" and "Bank Information"
                                                                                 sections on your account application.
                                                                               - Log on to www.jhfunds.com to initiate purchases
                                                                               using your authorized bank account.

BY PHONE
(phone            See "By exchange" and "By wire."                             - Verify that your bank or credit union is a member
  graphic)                                                                     of the Automated Clearing House (ACH) system.
                                                                               - Complete the "To Purchase, Exchange or Redeem
                                                                               Shares via Telephone" and "Bank Information"
                                                                                 sections on your account application.
                                                                               - Call Signature Services between 8:00 A.M. and 7:00
                                                                               P.M. Eastern Time on most business days to verify
                                                                                 that these features are in place on your account.
                                                                               - Call your financial representative or Signature
                                                                               Services with the fund name(s), your share class,
                                                                                 your account number, the name(s) in which the
                                                                                 account is registered and the amount of your
                                                                                 investment.
                                                                               To open or add to an account using the Monthly
                                                                               Automatic Accumulation Program (MAAP), see
                                                                               "Additional Investor Services."





   ADDRESS:
   John Hancock Signature Services, Inc.
   1 John Hancock Way, Suite 1000
   Boston, MA 02217-1000




   PHONE NUMBER: 1-800-225-5291




   Or contact your financial representative for instructions and assistance.
                                                                YOUR ACCOUNT  19

 SELLING SHARES

                                                                                        TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER
(letter           - Accounts of any type.                                      - Write a letter of instruction or complete a stock
  graphic)                                                                     power indicating the fund name, your share class,
                  - Sales of any amount.                                         your account number, the name(s) in which the
                                                                                 account is registered and the dollar value or
                                                                                 number of shares you wish to sell.
                                                                               - Include all signatures and any additional
                                                                               documents that may be required (see next page).
                                                                               - Mail the materials to Signature Services.
                                                                               - A check will be mailed to the name(s) and address
                                                                               in which the account is registered, or otherwise
                                                                                 according to your letter of instruction.

BY INTERNET

(internet         - Most accounts.                                             - Log on to www.jhfunds.com to initiate redemptions
  graphic)                                                                     from your funds.
                  - Sales of up to $100,000.

BY PHONE
(phone            - Most accounts.                                             - Call EASI-Line for automated service 24 hours a
  graphic)                                                                     day using your touch-tone phone at 1-800-338-8080.
                  - Sales of up to $100,000.
                                                                               - Call your financial representative or call
                                                                               Signature Services between 8 A.M. and 7 P.M. Eastern
                                                                                 Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
(wire graphic)    - Requests by letter to sell any amount.                     - To verify that the Internet or telephone
                                                                               redemption privilege is in place on an account, or
                  - Requests by Internet or phone to sell up to                  to request the form to add it to an existing
                    $100,000.                                                    account, call Signature Services.
                                                                               - Amounts of $1,000 or more will be wired on the
                                                                               next business day. A $4 fee will be deducted from
                                                                                 your account.
                                                                               - Amounts of less than $1,000 may be sent by EFT or
                                                                               by check. Funds from EFT transactions are generally
                                                                                 available by the second business day. Your bank
                                                                                 may charge a fee for this service.

BY EXCHANGE
(exchange         - Accounts of any type.
  graphic)                                                                     - Obtain a current prospectus for the fund into
                  - Sales of any amount.                                       which you are exchanging by Internet or by calling
                                                                                 your financial representative or Signature
                                                                                 Services.
                                                                               - Log on to www.jhfunds.com to process exchanges
                                                                                 between your funds.
                                                                               - Call EASI-Line for automated service 24 hours a
                                                                               day using your touch-tone phone at 1-800-338-8080.
                                                                               - Call your financial representative or Signature
                                                                               Services to request an exchange.

To sell shares through a systematic withdrawal plan, see
"Additional Investor Services."

 20 YOUR ACCOUNT

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- your address of record has changed within the past 30 days

- you are selling more than $100,000 worth of shares -- THIS REQUIREMENT IS WAIVED FOR CERTAIN ENTITIES OPERATING UNDER A SIGNED FAX TRADING AGREEMENT WITH JOHN HANCOCK.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

 SELLER                                REQUIREMENTS FOR WRITTEN REQUESTS

                                                                (LETTER GRAPHIC)

Owners of individual, joint or UGMA/UTMA accounts (custodial  - Letter of instruction.
accounts for minors).
                                                              - On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
                                                              - Signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or  - Letter of instruction.
association accounts.
                                                              - Corporate business/organization resolution, certified
                                                              within the past 12 months, or a John Hancock Funds business
                                                                /organization certification form.
                                                              - On the letter and the resolution, the signature of the
                                                              person(s)authorized to sign for the account.
                                                              - Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.                         - Letter of instruction.
                                                              - On the letter, the signature(s) of the trustee(s).
                                                              - Copy of the trust document certified within the past 12
                                                              months or a John Hancock Funds II trust certification form.
                                                              - Signature guarantee if applicable (see above).
Joint tenancy shareholders with rights of survivorship with   - Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).
                                                              - Copy of death certificate.
                                                              - Signature guarantee if applicable (see above).

Executors of shareholder estates                              - Letter of instruction signed by executor.
                                                              - Copy of order appointing executor, certified within the
                                                              past 12 months.
                                                              - Signature guarantee if applicable (see above).

Administrators, conservators, guardians and other sellers or  - Call 1-800-225-5291 for instructions.
account types not listed above.






   ADDRESS:
   John Hancock Signature Services, Inc.
   1 John Hancock Way, Suite 1000
   Boston, MA 02217-1000




   PHONE NUMBER: 1-800-225-5291




   Or contact your financial representative for instructions and assistance.
                                                                YOUR ACCOUNT  21

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TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Lifestyle Portfolio is calculated based upon the NAVs of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of a class of one fund of John Hancock Funds II for shares of the same class of any other fund of John Hancock Funds II or John Hancock Funds III or any other John Hancock retail fund which is then offering that class, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

LIMITATION ON EXCHANGE ACTIVITY The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-

 22 YOUR ACCOUNT
established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING
PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks: Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities:
  Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.

- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

ACCOUNT INFORMATION John Hancock Funds II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply

                                                                YOUR ACCOUNT  23
name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

CERTIFICATED SHARES The funds do not issue share certificates. Shares are electronically recorded.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

---------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

- after any changes of name or address of the registered owner(s)

- in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally declare income dividends daily and pay them annually. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

 24 YOUR ACCOUNT

---------------------------------------------------------------

ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the Lifestyle Portfolios of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

- Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

FUND SECURITIES The Fund's portfolio securities disclosure policy can be found in the SAI and on the Fund's Web site at www.jhfunds.com. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

                                                                YOUR ACCOUNT  25

INFORMATION ABOUT THE UNDERLYING FUNDS

---------------------------------------------------------------

RISKS OF INVESTING IN THE UNDERLYING FUNDS

By owning shares of underlying funds, each of the Lifestyle Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

EQUITY SECURITIES Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

INTEREST RATE RISK Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

CREDIT QUALITY RISK Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING
CATEGORY Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

GENERAL RISKS

- RISK TO PRINCIPAL AND INCOME Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

- PRICE VOLATILITY The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

- LIQUIDITY The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

- DEPENDENCE ON SUBADVISER'S OWN CREDIT ANALYSIS While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

ADDITIONAL RISKS REGARDING LOWER RATED CORPORATE FIXED-INCOME SECURITIES Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly

 26 INFORMATION ABOUT THE UNDERLYING FUNDS leveraged, increasing the risk that principal and income will not be repaid.

ADDITIONAL RISKS REGARDING LOWER RATED FOREIGN GOVERNMENT FIXED-INCOME SECURITIES Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

SMALL OR UNSEASONED COMPANIES

- SURVIVAL OF SMALL OR UNSEASONED COMPANIES Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

- CHANGES IN EARNINGS AND BUSINESS PROSPECTS Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

- LIQUIDITY The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

- IMPACT OF BUYING OR SELLING SHARES Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

- PUBLICLY AVAILABLE INFORMATION There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

MEDIUM SIZE COMPANIES

- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

- CURRENCY FLUCTUATIONS Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

- POLITICAL AND ECONOMIC CONDITIONS Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

- REMOVAL OF PROCEEDS OF INVESTMENTS FROM A FOREIGN COUNTRY Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

- NATIONALIZATION OF ASSETS Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

- SETTLEMENT OF SALES Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

- INVESTOR PROTECTION STANDARDS Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HEDGING AND OTHER STRATEGIC TRANSACTIONS Individual underlying funds may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  27
rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

- exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

- financial futures contracts (including stock index futures),

- interest rate transactions*, and

- currency transactions**

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the underlying funds indicates which, if any, of these types of transactions may be used by the funds.

* A fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

- to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations,

- to protect a fund's unrealized gains in the value of its securities,

- to facilitate the sale of a fund's securities for investment purposes,

- to manage the effective maturity or duration of a fund's securities,

- to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market, or

- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of an underlying fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a fund's portfolio securities. While a subadviser will only use Hedging and Other Strategic Transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the requirement to segregate assets with respect to these transactions, appears in the SAI.

 28 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------

DESCRIPTION OF UNDERLYING FUNDS

The Lifestyle Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the underlying funds for the current fiscal year; and (iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

FIXED-INCOME UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ACTIVE BOND FUND                            0.67%            Seeks income and capital appreciation by investing at least
Declaration Management & Research LLC                        80% of its assets in a diversified mix of debt securities
and John Hancock Advisers, LLC                               and instruments.

-------------------------------------------------------------------------------------------------------------------------
BOND INDEX FUND                             0.94%            Seeks to track the performance of the Lehman Brothers
Declaration Management & Research LLC                        Aggregate Index* (which represents the U.S. investment grade bond market). The fund normally invests at least 80% of its assets in securities listed in this Index. The fund is an
                                                             intermediate-term bond fund of high and medium credit
                                                             quality.

-------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND                              0.75%            Seeks total return consisting of income and capital
Wells Capital Management,                                    appreciation by normally investing in a broad range of
Incorporated                                                 investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal
                                                             circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND FUND                            0.78%            Seeks to realize maximum total return, consistent with
Pacific Investment Management Company                        preservation of capital and prudent investment management by investing primarily in fixed-income securities denominated in major foreign currencies, baskets of foreign currencies
                                                             (such as the ECU) and the U.S. dollar.

-------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND                             0.72%            Seeks to realize an above-average total return over a market
Salomon Brothers Asset Management Inc                        cycle of three to five years, consistent with reasonable
                                                             risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND FUND                0.70%            Seeks a high level of current income consistent with the
Wellington Management Company, LLP                           maintenance of principal and liquidity by investing in a
                                                             diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The fund may also invest up to
                                                             20% of its assets in non-investment grade fixed income
                                                             securities.

-------------------------------------------------------------------------------------------------------------------------
REAL RETURN BOND FUND                       0.75%            Seeks maximum return, consistent with preservation of
Pacific Investment Management Company                        capital and prudent investment management, by normally
                                                             investing at least 80% of its net assets in
                                                             inflation-indexed bonds of varying maturities issued by the
                                                             U.S. and non-U.S. governments and by corporations.

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                        1.06%            Seeks income and capital appreciation by investing at least
Declaration Management & Research LLC                        80% of its assets in a diversified mix of debt securities
                                                             and instruments.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  29

FIXED-INCOME UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
SPECTRUM INCOME FUND                        0.80%            Seeks a high level of current income with moderate share
T. Rowe Price Associates, Inc.                               price fluctuation. The fund diversifies its assets widely
                                                             among market segments and seeks to maintain broad exposure to several markets in an attempt to reduce the impact of
                                                             markets that are declining and to benefit from good
                                                             performance in particular segments over time. The fund
                                                             normally invests in domestic and international bonds,
                                                             income-oriented stocks, short-term securities,
                                                             mortgage-backed securities and U.S. Government securities.
                                                             The fund may invest in high yield fixed-income securities
                                                             (commonly known as "junk bonds").

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND                         0.75%            Seeks a high level of total return consistent with
Salomon Brothers Asset Management Inc                        preservation of capital by giving its subadviser broad
                                                             discretion to deploy the fund's assets among certain
                                                             segments of the fixed income market in the manner the
                                                             subadviser believes will best contribute to achieving the
                                                             fund's investment goal.

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                       1.15%            Seeks a high level of current income by normally investing
John Hancock Advisers, LLC                                   primarily in: foreign government and corporate debt
                                                             securities from developed and emerging markets; U.S.
                                                             Government and agency securities; and U.S. high yield bonds.

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND                           0.75%            Seeks to realize maximum total return, consistent with
Pacific Investment Management Company                        preservation of capital and prudent investment management, by normally investing at least 65% of its assets in a
                                                             diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                                             vary within a three- to six-year time frame based on the
                                                             subadviser's forecast for interest rates.

-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             0.69%            Seeks a high level of current income, consistent with
Salomon Brothers Asset Management Inc                        preservation of capital and maintenance of liquidity, by
                                                             investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as
                                                             collateralized mortgage obligations backed by such
                                                             securities.

-------------------------------------------------------------------------------------------------------------------------
U.S. HIGH YIELD BOND FUND                   0.82%            Seeks total return with a high level of current income by
Wells Capital Management,                                    normally investing primarily in below investment-grade debt
Incorporated                                                 securities (commonly known as "junk bonds" or high yield
                                                             securities). The fund also invests in corporate debt
                                                             securities and may buy preferred and other convertible
                                                             securities and bank loans.

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
500 INDEX FUND                              0.50%            Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the S&P 500 Composite Stock Price Index*.

-------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE FUND                           0.93%            Seeks long-term growth of capital by investing primarily in
Deutsche Asset Management Inc.                               common stocks and other equity securities within all asset classes (small, mid and large cap), primarily those within the Russell 3000 Index.

-------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH FUND                         0.95%            Seeks long-term capital appreciation by normally investing
AIM Capital Management, Inc.                                 the its assets principally in common stocks of companies
                                                             that are likely to benefit from new or innovative products, services or processes, as well as those that have
                                                             experienced above average, long-term growth in earnings and have excellent prospects for future growth.

-------------------------------------------------------------------------------------------------------------------------

 30 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND                          0.89%            Seeks capital appreciation by investing in equity securities
Lord, Abbett & Co                                            of U.S. and multinational companies in all capitalization
                                                             ranges that the subadviser believes are undervalued.

-------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH FUND                       0.85%            Seeks to achieve long-term growth of capital (current income
T. Rowe Price Associates, Inc.                               is a secondary objective) by normally investing at least 80%
                                                             of its total assets in the common stocks of large and
                                                             medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

-------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND                   0.90%            Seeks long-term capital growth by investing at least 65% of
Jennison Associates LLC                                      its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects.
                                                             These companies are generally medium-to-large capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
CLASSIC VALUE FUND                          1.23%            Seeks long-term growth of capital by normally investing at
Pzena Investment Management, LLC                             least 80% of its net assets in domestic equity securities.
                                                             The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

-------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND                            0.84%            Seeks long-term capital growth by normally investing
Legg Mason Capital Management, Inc.                          primarily in equity securities that, in the subadviser's
                                                             opinion, offer the potential for capital growth. The
                                                             subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

-------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH FUND                         1.13%            Seeks long-term growth of capital by investing in stocks and
Deutsche Asset Management Inc.                               other equity securities of medium-sized U.S. companies with strong growth potential.

-------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                        0.87%            Seeks superior long-term rates of return through capital
MFC Global Investment Management                             appreciation by normally investing primarily in high quality
(U.S.A.) Limited                                             securities and convertible instruments of small-cap U.S.
                                                             companies.

-------------------------------------------------------------------------------------------------------------------------
EMERGING SMALL COMPANY FUND                 1.06%            Seeks long-term growth of capital by normally investing at
Franklin Advisers, Inc.                                      least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stock equity securities of
                                                             companies with market capitalizations that approximately
                                                             match the range of capitalization of the Russell 2000 Growth
                                                             Index* ("small cap stocks") at the time of purchase.

-------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME FUND                          0.85%            Seeks to provide substantial dividend income and also
T. Rowe Price Associates, Inc.                               long-term capital appreciation by investing primarily in
                                                             dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                                             dividends and capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND                     1.09%            Seeks growth of capital by normally investing at least 80%
Davis Advisors                                               of the its net assets (plus any borrowings for investment
                                                             purposes) in companies principally engaged in financial
                                                             services. A company is "principally engaged" in financial
                                                             services if it owns financial services-related assets
                                                             constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its
                                                             provision of financial services.

-------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND                      0.82%            Seeks growth of capital by normally investing primarily in
Davis Advisors                                               common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are
                                                             undervalued. The fund may also invest in U.S. companies with smaller capitalizations.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  31

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
GLOBAL ALLOCATION FUND                      1.14%            Seeks total return, consisting of long-term capital
UBS Global Asset Management                                  appreciation and current income, by investing in equity and
(Americas) Inc.                                              fixed income securities of issuers located within and
                                                             outside the U.S.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND                                 1.04%            Seeks long-term capital appreciation by normally investing
Templeton Global Advisors Limited                            at least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of companies
                                                             located anywhere in the world, including emerging markets.

-------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                        0.75%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the S&P 500 Index. The fund normally invests at
LLC                                                          least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                             capitalized U.S. companies to gain broad exposure to the
                                                             U.S. equity market.

-------------------------------------------------------------------------------------------------------------------------
GROWTH FUND                                 0.85%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Growth Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND                   0.87%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Growth Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small and mid-cap companies"). The fund normally invests at least
                                                             80% of its assets in investments in small and mid-cap
                                                             companies.

-------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND                        1.20%            Seeks long-term capital appreciation by normally investing
T. Rowe Price Associates, Inc.                               at least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or
                                                             the life sciences (collectively, "health sciences").

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND             0.63%            Seeks to track the performance of broad-based equity indices
SSgA Funds Management, Inc.                                  of foreign companies in developed and emerging markets by
                                                             attempting to track the performance of the MSCI All Country
                                                             World ex-US Index*.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND                   1.03%            Seeks long term capital appreciation by seeking to
Grantham, Mayo, Van Otterloo & Co.                           outperform its benchmark, the S&P/ Citigroup Primary Market
LLC                                                          Index ("PMI") Europe, Pacific, Asia Composite ("EPAC")
                                                             Growth Style Index. The fund typically invests in a
                                                             diversified portfolio of equity investments from developed markets throughout the world.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND            1.11%            Seeks long-term growth of capital by normally investing at
Marsico Capital Management, LLC                              least 65% of its assets in common stocks of foreign
                                                             companies selected for their long-term growth potential. The fund may invest in companies of any size throughout the
                                                             world and normally invests in issuers from at least three
                                                             different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP FUND                1.08%            Seeks capital appreciation by investing primarily in the
Templeton Investment Counsel, Inc.                           common stock of companies located outside the U.S. which
                                                             have total stock market capitalization or annual revenues of
                                                             $1.5 billion or less ("small company securities").

-------------------------------------------------------------------------------------------------------------------------

 32 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK FUND                    1.02%            Seeks to achieve high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the MSCI EAFE Index. The fund normally invests
LLC                                                          80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed
                                                             markets other than the U.S.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                    0.93%            Seeks long-term growth of capital by normally investing
Templeton Investment Counsel, Inc.                           primarily in equity securities of companies located outside the U.S., including emerging markets.

-------------------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND                        0.83%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Value Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND                              0.93%            Seeks to maximize total return, consisting of capital
UBS Global Asset Management                                  appreciation and current income, by normally investing at
(Americas) Inc.                                              least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large
                                                             capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND                       0.95%            Seeks long-term growth of capital by normally investing at
Fidelity Management & Research                               least 80% of its net assets (plus any borrowings for
Company                                                      investment purposes) in equity securities of companies with large market capitalizations.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND                        0.94%            Seeks long-term growth of capital by normally investing,
Mercury Advisors                                             primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.

-------------------------------------------------------------------------------------------------------------------------
MANAGED FUND                                1.16%            Seeks income and long-term capital appreciation by investing
Grantham, Mayo, Van Otterloo & Co.                           primarily in a diversified mix of: (a) common stocks of
LLC and Declaration Management &                             large and mid sized U.S. companies; and (b) bonds with an
Research LLC                                                 overall intermediate term average maturity. The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently
                                                             manages its portion of the fund's portfolio.

-------------------------------------------------------------------------------------------------------------------------
MID CAP CORE FUND                           0.93%            Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                                 least 80% of its assets in equity securities, including
                                                             convertible securities, of mid-capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND                          0.54%            Seeks to approximate the aggregate total return of a mid cap
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the S&P Mid Cap 400 Index*.

-------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK FUND                          0.90%            Seeks long-term growth of capital by normally investing at
Wellington Management Company, LLP                           least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of medium-sized
                                                             companies with significant capital appreciation potential.
                                                             The fund tends to invest in companies having market
                                                             capitalizations similar to those of companies included in
                                                             the Russell Mid Cap Index.

-------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND                          0.90%            Seeks capital appreciation by normally investing at least
Lord, Abbett & Co                                            80% of its net assets (plus any borrowings for investment
                                                             purposes) in mid-sized companies, with market
                                                             capitalizations of roughly $500 million to $10 billion.

-------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES FUND                      1.06%            Seeks long-term total return by normally investing primarily
Wellington Management Company, LLP                           in equity and equity-related securities of natural
                                                             resource-related companies worldwide.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  33

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND                            1.13%            Seeks long-term growth of capital by investing in a
MFC Global Investment Management                             diversified portfolio comprised primarily of common stocks
(U.S.A.) Limited                                             and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE ALL CAP FUND                   0.78%            Seeks long-term growth of capital by normally investing
MFC Global Investment Management                             primarily in equity securities of U.S. companies. The fund
(U.S.A.) Limited                                             will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP FUND                   0.82%            Seeks long-term growth of capital by normally investing at
MFC Global Investment Management                             least 80% of its total assets (plus any borrowings for
(U.S.A.) Limited                                             investment purposes) in U.S. mid-cap stocks, convertible
                                                             preferred stocks, convertible bonds and warrants.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE VALUE FUND                     0.76%            Seeks long-term capital appreciation by investing primarily
MFC Global Investment Management                             in large-cap U.S. securities with the potential for
(U.S.A.) Limited                                             long-term growth of capital.

-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND                 0.74%            Seeks to achieve a combination of long-term capital
Deutsche Asset Management Inc.                               appreciation and current income by normally investing at
                                                             least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of real estate
                                                             investment trusts ("REITs") and real estate companies.

-------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY FUND                   1.12%            Seeks long-term growth of capital by normally investing at
T. Rowe Price Associates, Inc.                               least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of
                                                             science and technology. Current income is incidental to the fund's objective.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND                              0.92%            Seeks maximum capital appreciation consistent with
Independence Investment LLC                                  reasonable risk to principal by normally investing at least
                                                             80% of its net assets in equity securities of companies
                                                             whose market capitalizations are under $2 billion.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                       1.54%            Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                           primarily in small-cap companies believed to offer above
                                                             average potential for growth in revenues and earnings.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND                        0.54%            Seeks to approximate the aggregate total return of a small
MFC Global Investment Management                             cap U.S. domestic equity market index by attempting to track
(U.S.A.) Limited                                             the performance of the Russell 2000 Index.*

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                1.06%            Seeks long-term capital appreciation by normally investing
Munder Capital Management                                    at least 80% of its assets in equity securities of companies with market capitalizations within the range of the
                                                             companies in the Russell 2000 Index.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                        1.54%            Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                           at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY FUND                          1.13%            Seeks long-term capital growth by normally investing
American Century Investment                                  primarily in equity securities of smaller-capitalization
Management, Inc.                                             U.S. companies. The subadviser uses quantitative, computer-
                                                             driven models to construct the fund's portfolio of stocks.

-------------------------------------------------------------------------------------------------------------------------

 34 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                   1.15%            Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                                 least 80% of its assets in securities of
                                                             small-capitalization companies. The subadviser seeks to
                                                             identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                    1.08%            Seeks long-term growth of capital by investing primarily in
T. Rowe Price Associates, Inc.                               small companies whose common stocks are believed to be
                                                             undervalued. The fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes)
                                                             in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the
                                                             Russell 2000 Index at the time of purchase.

-------------------------------------------------------------------------------------------------------------------------
SPECIAL VALUE FUND                          1.08%            Seeks long-term capital growth by normally investing at
Salomon Brothers Asset Management Inc                        least 80% of its net assets in common stocks and other
                                                             equity securities of companies whose market capitalizations at the time of investment are no greater than the market
                                                             capitalization of companies in the Russell 2000 Value Index.

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC VALUE FUND                        0.94%            Seeks capital appreciation by normally investing at least
Massachusetts Financial Services                             65% of its net assets in common stocks and related
Company                                                      securities of companies which the subadviser believes are
                                                             undervalued in the market relative to their long term
                                                             potential.

-------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND               0.54%            Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the Wilshire 5000 Equity Index.*

-------------------------------------------------------------------------------------------------------------------------
U.S. GLOBAL LEADERS GROWTH FUND             0.78%            Seeks long-term growth of capital by normally investing
Sustainable Growth Advisers, L.P.                            primarily in common stocks of "U.S. Global Leaders" as
                                                             determined by the subadviser.

-------------------------------------------------------------------------------------------------------------------------
U.S. MULTI SECTOR FUND                      0.81%            Seeks long term capital appreciation. The fund normally
Grantham, Mayo, Van Otterloo & Co.                           invests in securities in the Wilshire 5000 Index, an
LLC                                                          independently maintained index which measures the
                                                             performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The
                                                             fund normally invests at least 80% of its assets in
                                                             investments tied economically to the U.S.

-------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND                              1.14%            Seeks capital growth and current income (income above that
Massachusetts Financial Services                             available from a portfolio invested entirely in equity
Company                                                      securities) by normally investing at least 80% of its net
                                                             assets (plus any borrowings for investment purposes) in
                                                             equity and debt securities of domestic and foreign companies in the utilities industry.

-------------------------------------------------------------------------------------------------------------------------
VALUE & RESTRUCTURING FUND                  0.90%            Seeks long-term capital appreciation by investing primarily
United States Trust Company                                  (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight true company values. The subadviser looks for companies as to which restructuring activities, such as
                                                             consolidations, outsourcing, spin-offs or reorganizations
                                                             (including companies that have filed for protection from
                                                             creditors under the U.S. Bankruptcy Code), will offer
                                                             significant value to the issuer and increase its investment potential.

-------------------------------------------------------------------------------------------------------------------------
VALUE FUND                                  0.86%            Seeks to realize an above-average total return over a market
Van Kampen                                                   cycle of three to five years, consistent with reasonable
                                                             risk, by investing primarily in equity securities of
                                                             companies with capitalizations similar to the market
                                                             capitalizations of companies in the Russell Midcap Value
                                                             Index.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  35

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND                    0.88%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Value Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.

-------------------------------------------------------------------------------------------------------------------------
VISTA FUND                                  0.97%            Seeks long-term capital growth by normally investing in
American Century Investment                                  common stocks of U.S. and foreign companies that are
Management, Inc.                                             medium-sized and smaller at the time of purchase. The fund also may invest in domestic and foreign preferred stocks,
                                                             convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds
                                                             and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will
                                                             increase in value over time, using a proprietary investment strategy.

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS III

                                 ESTIMATED
 FUND AND SUBADVISER(S)        EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
------------------------------------------------------------------------------------------------------------
ACTIVE VALUE FUND              0.90%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van                             benchmark, the Russell 1000 Value Index. The fund typically
Otterloo & Co. LLC                              makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                size and value characteristics similar to those of companies with stocks in the Index.

------------------------------------------------------------------------------------------------------------
GLOBAL FUND                    1.17%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van                             its benchmark, the S&P/Citigroup Primary Market Index
Otterloo & Co. LLC                              ("PMI") World Growth Index. The fund typically invests in a diversified portfolio of equity investments from the world's developed markets.

------------------------------------------------------------------------------------------------------------
GROWTH FUND                    0.90%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van                             benchmark, the Russell 1000 Growth Index. The fund typically
Otterloo & Co. LLC                              makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                size and growth characteristics similar to those of
                                                companies with stocks in the Index.

------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES           0.88%            Seeks long-term capital growth by seeking to outperform its
FUND                                            benchmark, the Russell 2500 Growth Index. The fund typically
Grantham, Mayo, Van                             makes equity investments in companies whose stocks are
Otterloo & Co. LLC                              included in the Russell 2500 Index, or in companies with
                                                total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in investments in small cap companies.

------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND        1.05%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van                             its benchmark, the MSCI EAFE Index. The fund normally
Otterloo & Co. LLC                              invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from
                                                developed markets outside the U.S.

------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH           1.08%            Seeks to achieve high total return by seeking to outperform
FUND                                            its benchmark, the S&P/Citigroup Primary Market Index
Grantham, Mayo, Van                             ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth
Otterloo & LLC                                  Style Index.* The fund typically invests in a diversified
                                                mix of equity investments from developed markets outside the
                                                U.S.

------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND           0.84%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van                             benchmark, the Russell 1000 Value Index. The fund typically
Otterloo & Co. LLC                              makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                size and growth characteristics similar to those of
                                                companies with stocks in the Index.

------------------------------------------------------------------------------------------------------------

 36 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS III continued


                                 ESTIMATED
 FUND AND SUBADVISER(S)        EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
------------------------------------------------------------------------------------------------------------
U.S. CORE FUND                 0.83%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van                             benchmark, the S&P 500 Index. The fund normally invests at
Otterloo & Co. LLC                              least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                capitalized U.S. companies to gain broad exposure to the
                                                U.S. equity market.

------------------------------------------------------------------------------------------------------------
U.S. QUALITY EQUITY FUND       0.85%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van                             benchmark, the S&P 500 Index. The fund normally invests at
Otterloo & Co. LLC                              least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                capitalized U.S. companies to gain broad exposure to the
                                                U.S. equity market. The fund typically holds between 40 and
                                                80 stocks.

------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND       0.89%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van                             benchmark, the Russell 2500 Value Index. The fund typically
Otterloo & Co. LLC                              makes equity investments in companies whose stocks are
                                                included in the Russell 2500 Index, or in companies with
                                                total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.

------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  37

FUND DETAILS

---------------------------------------------------------------

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the Lifestyle Portfolios without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser a fee for each Lifestyle Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Lifestyle Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust) determined in accordance with the following schedule and that rate is applied to the assets of each fund.

  MANAGEMENT FEE SCHEDULE

                                           FIRST      EXCESS OVER
                                    $7.5 BILLION     $7.5 BILLION
 Aggregate Assets of Lifestyle
 Portfolios and JHT Lifestyle
 Trusts                                   0.050%           0.040%

                 (Distribution and Shareholder services chart)

 38 FUND DETAILS

---------------------------------------------------------------

BUSINESS STRUCTURE

SUBADVISER MFC Global (U.S.A.) is the subadviser to each of the Lifestyle Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Lifestyle Portfolios. Similarly, DeAM is compensated by the subadviser, and not by any of the Lifestyle Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

PORTFOLIO MANAGER Steve Orlich is the portfolio manager for each Lifestyle Portfolio. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. The Fund's Statement of Additional Information includes additional information about Mr. Orlich's compensation, the accounts he manages other than the Lifestyle Portfolios and his ownership of shares of the funds, if any.

FINANCIAL HIGHLIGHTS Financial highlights are not yet available for the funds of John Hancock Funds II which are newly organized.

                                                                FUND DETAILS  39

For more information

The following document is available that offers further information on John Hancock Funds II:
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI of John Hancock Funds II contains more detailed information on all aspects of the Lifestyle Portfolios, including a summary of the policy of John Hancock Funds II regarding disclosure of the funds' portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.
(C)2005 JOHN HANCOCK FUNDS, LLC   LS0PN 10/05


TO REQUEST A FREE COPY OF THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN
HANCOCK:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21799

(JOHN HANCOCK SIG LOGO)
JOHN HANCOCK FUNDS, LLC
MEMBER NASD

601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

NOW AVAILABLE: ELECTRONIC DELIVERY
WWW.JHFUNDS.COM/EDELIVERY